Capital Leased Assets and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Capital Leased Assets and Capital Lease Obligations [Abstract]:
Prepaid lease rentals

	December 31, 2015	December 31, 2016
Prepaid lease rentals	45,793	40,811
Additions	-	26,390
Less: Amortization of prepaid lease rentals	(4,982)	(6,779)
Prepaid lease rentals	40,811	60,422
Less: current portion	(4,982)	(8,752)
Non-current portion	35,829	51,670

Capital lease obligations

Year ending December 31,	Amount
2017	44,906
2018	44,906
2019	44,906
2020	44,991
2021	44,906
2022 and thereafter	219,777
Total	444,392
Less: Amount of interest(MSC Azov, MSC Ajaccio and MSC Amalfi)	(80,557)
Total lease payments	363,835
Less: Financing costs, net	(3,580)
Total lease payments, net	360,255

Capital lease obligations current and non-current
Capital lease obligation – current	29,761
Less: current portion of financing costs	(702)
Capital lease obligation – non current	334,074
Less: non-current portion of financing costs	(2,878)
360,255